Contractual Maturities of Installment Loans Except Purchased Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
2015	¥ 509,601
2016	243,109
2017	217,104
2018	170,556
2019	171,551
Thereafter	950,293
Total	¥ 2,262,214